Long-term debt, Syndicated Senior Secured Credit Facilities (Details) $ in Millions			1 Months Ended	12 Months Ended
	Sep. 12, 2019 USD ($)	Jun. 25, 2019 USD ($) rig shares	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Jan. 31, 2021	Dec. 31, 2019 USD ($)
Credit Facility [Abstract]
Book value of jackup rigs pledged as collateral for long-term debt facilities				$ 2,822.3		$ 2,586.5
Minimum book equity ratio			25.00%
Maximum book equity ratio			40.00%
Debt service coverage ratio			1.25
Syndicated Senior Secured Credit Facilities
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity		$ 450.0		400.0
Line of credit				270.0
Revolving credit facility, amount available, undrawn				10.0
Book value of jackup rigs pledged as collateral for long-term debt facilities				$ 602.8
Minimum cash requirement			$ 30.0
Minimum cash requirement, percentage			3.00%
Minimum number of shares required to maintain ownership (in shares) | shares		6
Percentage covered for aggregate outstanding facility, amount				175.00%
Syndicated Senior Secured Credit Facilities | Subsequent Event
Credit Facility [Abstract]
Percentage covered for aggregate outstanding facility, amount					140.00%
Syndicated Senior Secured Credit Facilities | Period 1
Credit Facility [Abstract]
Minimum book equity ratio				25.00%
Minimum cash requirement				$ 5.0
Syndicated Senior Secured Credit Facilities | Period 2
Credit Facility [Abstract]
Minimum book equity ratio				30.00%
Minimum cash requirement				$ 10.0
Syndicated Senior Secured Credit Facilities | Period 3
Credit Facility [Abstract]
Minimum book equity ratio				35.00%
Minimum cash requirement				$ 15.0
Syndicated Senior Secured Credit Facilities | Period 4
Credit Facility [Abstract]
Minimum cash requirement				20.0
Senior Secured Credit Facilities
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity		$ 230.0
New Build Facility
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity		50.0
Issuance of Guarantees and Trade Finance Instruments
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity		70.0		70.0
Line of credit				$ 43.3
Incremental Facility
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity		$ 100.0
Number of jack-up rigs as security | rig		1
Proceeds from lines of credit	$ 50.0
Number of jack-up rigs secured by mortgage | rig		7
Clifford Capital Pte. Ltd. Loan Agreement
Credit Facility [Abstract]
Line of credit facility, maximum borrowing capacity	$ 25.0